11. Commitments	12 Months Ended
Dec. 31, 2016
Notes
11. Commitments

11. COMMITMENTS

On January 8, 2016, the Company entered into a 40-month lease agreement for its office premises in California, USA. The monthly rent from the date of commencement to the 12th month is $16,530, from the 13th to the 24th month is $17,026, from the 25th to the 36th month is $17,536, and the final 3 months is $18,062.